Note 54 - Remuneration And Other Benefits Received By The Board Of Directors And Members Of The Bank's Senior Management - Breakdown Of Remunerations Of Members Of The Senior Management (Details)
€ in Thousands
12 Months Ended
Dec. 31, 2017 EUR (€) shares
Key Management Personnel Compensation Other Long term Benefits Line Items
Percentage of the annual variable remuneration corresponding to 2017 that will be paid during the first quarter of 2018	40%
Percentage of the remaining annual variable retribution that will be deferred for a five year period	60%
Percentage of the remaining annual variable retribution that will be deferred for a five year period, paid in cash	40%
Percentage of the remaining annual variable retribution that will be deferred for a five year period, paid in shares	60%
Schedule: Percentage of the Deferred Component after the third year of deferral	60%
Schedule: Percentage of the Deferred Component after the fourth year of deferral	20%
Schedule: Percentage of the Deferred Component after the fifth year of deferral	20%
Amount of the Long term benefits [Member] | Group Executive Chairman | Second third of deferred annual variable remuneration from 2014 [Member]
Key Management Personnel Compensation Other Long term Benefits Line Items
Key Management Personnel Compensation Other Long term Benefits | €	€ 321
Key Management Personnel Compensation Other Long term Benefits in Shares | shares	37,392
Key management personnel compensation annual remuneration | €	€ 660
Key management personnel compensation annual remuneration in Shares | shares	90,933
Amount of the Long term benefits [Member] | Group Executive Chairman | third third of deferred annual variable remuneration from 2013 [Member]
Key Management Personnel Compensation Other Long term Benefits Line Items
Key Management Personnel Compensation Other Long term Benefits | €	€ 301
Key Management Personnel Compensation Other Long term Benefits in Shares | shares	29,555
Amount of the Long term benefits [Member] | CEO Member | Second third of deferred annual variable remuneration from 2014 [Member]
Key Management Personnel Compensation Other Long term Benefits Line Items
Key Management Personnel Compensation Other Long term Benefits | €	€ 101
Key Management Personnel Compensation Other Long term Benefits in Shares | shares	11,766
Key management personnel compensation annual remuneration | €	€ 562
Key management personnel compensation annual remuneration in Shares | shares	77,493
Amount of the Long term benefits [Member] | CEO Member | third third of deferred annual variable remuneration from 2013 [Member]
Key Management Personnel Compensation Other Long term Benefits Line Items
Key Management Personnel Compensation Other Long term Benefits | €	€ 81
Key Management Personnel Compensation Other Long term Benefits in Shares | shares	7,937
Amount of the Long term benefits [Member] | Head Of Global Economics Regulation & Public Affairs (Head of GERPA) | Second third of deferred annual variable remuneration from 2014 [Member]
Key Management Personnel Compensation Other Long term Benefits Line Items
Key Management Personnel Compensation Other Long term Benefits | €	€ 32
Key Management Personnel Compensation Other Long term Benefits in Shares | shares	3,681
Key management personnel compensation annual remuneration | €	€ 87
Key management personnel compensation annual remuneration in Shares | shares	12,029
Amount of the Long term benefits [Member] | Head Of Global Economics Regulation & Public Affairs (Head of GERPA) | third third of deferred annual variable remuneration from 2013 [Member]
Key Management Personnel Compensation Other Long term Benefits Line Items
Key Management Personnel Compensation Other Long term Benefits | €	€ 18
Key Management Personnel Compensation Other Long term Benefits in Shares | shares	1,768